Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Operating Lease Cost and Other Information

	As at December 31,
U.S.$ millions	2025	2024
Operating Lease ROU Assets [1]	18	22

Operating lease liabilities - current [2]	3	—
Operating lease liabilities - long-term [2]	23	22
Total Operating Lease Liabilities	26	22

Weighted-average Remaining Lease Term (years)	9.7	9.1
Weighted-average Discount Rate (%)	4.9%	4.8%
1.Reported in plant, property and equipment on the consolidated balance sheets.
2.Current operating lease liabilities and long-term operating lease liabilities are reported in accounts payable and other and other long-term liabilities, respectively, on the consolidated balance sheets. The current lease liabilities as at December 31, 2024 is comprised of a $7 million current lease obligation offset by a $7 million lease incentive.
The following table lists the components of the aggregate net investment in leases reflected on the consolidated balance sheets:

	As at December 31,
U.S.$ millions	2025	2024
Net Investment in Lease
Lease receivable	43	—
Current portion included in other current assets (Note 7)	4	—
Long-term Portion Included in Other Long-term Assets (Note 12)	39	—

Schedule of Maturities of Operating Lease Liabilities
Future lease operating lease payments are as follows:

U.S.$ millions	Payments
2026	4
2027	4
2028	4
2029	3
2030	3
Thereafter	16
Total undiscounted lease payments	34
Less: imputed interest	(8)
Total Operating Lease Liability	26

Schedule of Future Lease Payments
Future lease payments to be collected under the existing sales-type leases are as follows:

U.S.$ millions	Payments
2026	4
2027	6
2028	7
2029	7
2030	7
Thereafter	160
191
Less: imputed interest income	(148)
Total Lease Receivable	43